ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued liabilities
Schedule of accrued liabilities
	March 31, 2023	December 31, 2022
Accounts payable and accrued expense	$2,435,129	$2,389,231
Accrued interest	306,178	282,612
Soundstr Obligation	145,259	145,259
Total accounts payable and accrued liabilities	$2,886,566	$2,817,102

	December 31, 2022	December 31, 2021
Accounts payable and accrued expense	$2,389,231	$588,275
Accrued interest	282,612	189,527
Soundstr Obligation	145,259	145,259
Total accounts payable and accrued liabilities	$2,817,102	$923,061